Acquisition and Development of Generation Facilities (Schedule of Assets Acquired and Liabilities Assumed) (Details) - Predecessor - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 02, 2016	Dec. 31, 2015	Apr. 04, 2016
Cash paid to seller at close		$ 0	$ 0
La Frontera Holdings, LLC [Member]
Cash paid to seller at close	$ 603
Net working capital adjustments	(4)
Consideration paid to seller	599
Cash paid to repay project financing at close	950
Total cash paid related to acquisition	$ 1,549
Cash and cash equivalents				$ 210
Property, plant and equipment — net				1,316
Commodity and other derivative contractual assets				47
Other assets				44
Total assets acquired				1,617
Commodity and other derivative contractual liabilities				53
Trade accounts payable and other liabilities				15
Total liabilities assumed				68
Identifiable net assets acquired				$ 1,549